Commitments and Contingencies - Purchase Commitments Footnotes (Details) lb in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 AUD ($) $ / oz uS_Dollar_Per_Pound shares oz m lb	Dec. 31, 2024 AUD ($) $ / oz uS_Dollar_Per_Pound shares oz m lb
Gold Commodity Type | During 2024 to 2026 | Bottom of range | Bonikro Gold Stream
Disclosure Of Commitments And Contingencies [Line Items]
Minimum annual delivery requirement		4,000
Gold Commodity Type | During 2024 to 2026 | Top of range | Bonikro Gold Stream
Disclosure Of Commitments And Contingencies [Line Items]
Minimum annual delivery requirement		6,000
Gold Commodity Type | During Years 2027 to 2029 | Bottom of range | Bonikro Gold Stream
Disclosure Of Commitments And Contingencies [Line Items]
Minimum annual delivery requirement		2,000
Gold Commodity Type | During Years 2027 to 2029 | Top of range | Bonikro Gold Stream
Disclosure Of Commitments And Contingencies [Line Items]
Minimum annual delivery requirement		3,000
Blyvoor | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Initially delivered threshold (in ounces)	300,000	300,000
Cumulative production (in ounces)	10,320,000	10,320,000
Per Ounce Cash Payment (in dollars per ounce) | $ / oz	572	572
Blyvoor | Gold Commodity Type | Up To First 16,000 Ounces Of Gold Delivered In Calendar Year | Until 300,000 Total Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	10.00%	10.00%
% of Life of Mine Gold or Relevant Commodity (in ounces)	16,000	16,000
Blyvoor | Gold Commodity Type | After 16,000 Ounces Of Gold Delivered In Calendar Year | Until 300,000 Total Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	5.00%	5.00%
Blyvoor | Gold Commodity Type | Up To First 100,000 Ounces Produced In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
Production limit (in ounces)	100,000	100,000
Blyvoor | Gold Commodity Type | Up To First 100,000 Ounces Produced In Calendar Year | After 300,000 Ounces Delivered Until 10,320,000 Ounces Produced
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of commodity received	0.50%	0.50%
Bonikro | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce) | $ / oz	400	400
Bonikro | Gold Commodity Type | Until 39,000 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	6.00%	6.00%
% of Life of Mine Gold or Relevant Commodity (in ounces)	39,000	39,000
Bonikro | Gold Commodity Type | From 39,000 Ounces To 61,750 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	3.50%	3.50%
% of Life of Mine Gold or Relevant Commodity (in ounces)	61,750	61,750
Bonikro | Gold Commodity Type | After 61,750 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	2.00%	2.00%
Cerro Moro | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	30.00%	30.00%
Cerro Moro | Silver Commodity Type | Until 7,000,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Annual maximum (in ounces and pounds)	1,200,000	1,200,000
Cerro Moro | Silver Commodity Type | Until 7,000,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	7,000,000	7,000,000
Cerro Moro | Silver Commodity Type | Until 7,000,000 Ounces Of Silver Delivered | Up To Annual Maximum Of 1,200,000 Ounces
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	20.00%	20.00%
Cerro Moro | Silver Commodity Type | After 7,000,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	9.00%	9.00%
CEZinc | Zinc Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Maximum delivery (in pounds) | lb	68.0	68.0
Per Ounce Cash Payment, percentage	20.00%	20.00%
CEZinc | Zinc Commodity Type | Until Later of June 30, 2030 or Delivery of 68 Million Pounds Zinc
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.00%	1.00%
Chapada | Copper Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	30.00%	30.00%
Chapada | Copper Commodity Type | Up To Delivery Of 39 Million Pounds
Disclosure Of Commitments And Contingencies [Line Items]
Annual maximum (in ounces and pounds) | lb	3.9	3.9
Chapada | Copper Commodity Type | Up To Delivery Of 39 Million Pounds
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces) | lb	39.0	39.0
Chapada | Copper Commodity Type | Up To Delivery Of 39 Million Pounds | Up To Annual Maximum of 3,900,000 Pounds
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.20%	4.20%
Chapada | Copper Commodity Type | Above 39 Million Pounds And Less Than 50 Million Pounds Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	3.00%	3.00%
% of Life of Mine Gold or Relevant Commodity (in ounces) | lb	50.0	50.0
Chapada | Copper Commodity Type | Above 50 Million Pounds Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.50%	1.50%
Woodlawn | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	80.00%	80.00%
Cumulative cap | $	$ 10.0	$ 10.0
Maximum delivery threshold | $	27.0	27.0
Payment for each 1Mt of ore processed | $	$ 1.0	$ 1.0
Hugo North Extension and Heruga | Gold And Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Depth of production (in metres) | m	560	560
Hugo North Extension and Heruga | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Quantity produced (in ounces)	8,600,000	8,600,000
Hugo North Extension and Heruga | Gold Commodity Type | Until 8.6 Million Ounces Produced | Bottom of range | Lesser Of 220 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce) | $ / oz	220	220
Hugo North Extension and Heruga | Gold Commodity Type | After 8.6 Million Ounces Produced | Top of range | Lesser Of 500 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce) | $ / oz	500	500
Hugo North Extension and Heruga | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Quantity produced (in ounces)	40,300,000	40,300,000
Hugo North Extension and Heruga | Silver Commodity Type | Until 40.3 Million Ounces Produced From Property | Lesser Of 5 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce) | $ / oz	5	5
Hugo North Extension and Heruga | Silver Commodity Type | After 40.3 Million Ounces Produced | Lesser Of 10 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce) | $ / oz	10	10
Hugo North Extension and Heruga | Copper Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Depth of production (in metres) | m	560	560
Weight change (in pounds) | lb	9,100.0	9,100.0
Hugo North Extension and Heruga | Copper Commodity Type | Above 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	0.62%	0.62%
Hugo North Extension and Heruga | Copper Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	0.42%	0.42%
Hugo North Extension and Heruga | Copper Commodity Type | Before 9.1 Billion Pounds Produced | Lesser Of .50 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per pound purchase price (in dollars per pound) | uS_Dollar_Per_Pound	0.50	0.50
Hugo North Extension and Heruga | Copper Commodity Type | After 9.1 Billion Pounds Produced | Lesser Of 1.10 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per pound purchase price (in dollars per pound) | uS_Dollar_Per_Pound	1.10	1.10
Hugo North Extension | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	5.62%	5.62%
Hugo North Extension | Gold And Silver Commodity Type | Above 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	8.43%	8.43%
Hugo North Extension | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	5.62%	5.62%
Heruga | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.26%	4.26%
Heruga | Gold And Silver Commodity Type | Above 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	6.39%	6.39%
Heruga | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.26%	4.26%
Greenstone | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	20.00%	20.00%
Per ounce to fund mine-level environment and social programs (in dollars per ounce) | $ / oz	30	30
Greenstone | Gold Commodity Type | Until 120,333 Ounces Of Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	2.375%	2.375%
Greenstone | Gold Commodity Type | After 120,333 Ounces of Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	120,333	120,333
Greenstone | Gold Commodity Type | After 120,333 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.583%	1.583%
Hod Maden | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	405,000	405,000
Hod Maden | Gold Commodity Type | Until 405,000 Ounces Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	20.00%	20.00%
Per Ounce Cash Payment, percentage	50.00%	50.00%
Basis	100.00%	100.00%
Hod Maden | Gold Commodity Type | After 405,000 Ounces Of Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	12.00%	12.00%
% of Life of Mine Gold or Relevant Commodity (in ounces)	405,000	405,000
Per Ounce Cash Payment, percentage	60.00%	60.00%
Mercedes | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	14,300	14,300
Per Ounce Cash Payment, percentage	25.00%	25.00%
Mercedes | Gold Commodity Type | Up to the end of April 2028
Disclosure Of Commitments And Contingencies [Line Items]
Monthly deliveries (in ounces)	275
Mercedes | Gold Commodity Type | Commencing May 2028
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.40%	4.40%
Mercedes | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	25.00%	25.00%
Mercedes | Silver Commodity Type | Commencing May 2028
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	100.00%	100.00%
Per Ounce Cash Payment, percentage	25.00%	25.00%
Platreef | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Fixed payability factor	80.00%	80.00%
Platreef | Gold Commodity Type | After 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	80.00%	80.00%
Platreef | Gold Commodity Type | Until 131,250 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	37.50%	37.50%
% of Life of Mine Gold or Relevant Commodity (in ounces)	131,250	131,250
Platreef | Gold Commodity Type | After 131,250 Ounces Delivered Until Aggregate 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	30.00%	30.00%
Platreef | Gold Commodity Type | Until Aggregate 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	256,980	256,980
Platreef | Gold Commodity Type | Until Aggregate 256,980 Gold Ounces Delivered | Lesser of 100 Per Ounce And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce) | shares	100	100
Platreef | Gold Commodity Type | After 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.875%	1.875%
% of Life of Mine Gold or Relevant Commodity (in ounces)	256,980	256,980
Relief Canyon | Gold And Silver Commodity Type | After 32,022 Ounces Delivered | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	30.00%	30.00%
Relief Canyon | Gold And Silver Commodity Type | After 32,022 Ounces Delivered | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	65.00%	65.00%
Relief Canyon | Gold And Silver Commodity Type | After The 5 Years Of Fixed Deliveries
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.00%	4.00%
Relief Canyon | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	44,312	44,312
Vatukoula | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	11,022	11,022
Per Ounce Cash Payment, percentage	20.00%	20.00%
Annual production of commodity threshold	100,000	100,000
Vatukoula | Gold Commodity Type | Up To First 100,000 Ounces Produced In Calendar Year | After 11,022 Total Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.363%	1.363%
Vatukoula | Gold Commodity Type | During Fixed Delivery Period
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces)	11,022	11,022
Vatukoula | Gold Commodity Type | Up To 11,022 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	20.00%	20.00%
Vatukoula | Gold Commodity Type | Above 100,000 Ounces Produced In Calendar Year | After 11,022 Total Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.199%	1.199%